Cover - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity Addresses [Line Items]
Document Type		20-F
Amendment Flag		false
Document Registration Statement		false
Document Annual Report		true
Document Transition Report		false
Document Shell Company Report		false
Document Period End Date		Dec. 31, 2021
Document Fiscal Period Focus		FY
Document Fiscal Year Focus		2021
Current Fiscal Year End Date		--12-31
Entity File Number		000-16353
Entity Registrant Name		37 CAPITAL INC.
Entity Central Index Key		0000825171
Entity Incorporation, State or Country Code		A1
Entity Address, Address Line One		Suite 303
Entity Address, Address Line Two		570 Granville Street
Entity Address, City or Town		Vancouver
Entity Address, State or Province		BC
Entity Address, Country		CA
Entity Address, Postal Zip Code		V6C 3P1
Entity Well-known Seasoned Issuer		No
Entity Voluntary Filers		No
Entity Current Reporting Status		Yes
Entity Interactive Data Current		Yes
Entity Filer Category		Non-accelerated Filer
Entity Emerging Growth Company		false
Document Accounting Standard		International Financial Reporting Standards
Entity Shell Company		true
Entity Common Stock, Shares Outstanding		0
Auditor Name		DALE MATHESON CARR-HILTON LABONTE LLP
Auditor Firm ID		1173
Auditor Location		Vancouver, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One		Suite 303
Entity Address, Address Line Two		570 Granville Street
Entity Address, City or Town		Vancouver
Entity Address, State or Province		BC
Entity Address, Country		CA
Entity Address, Postal Zip Code		V6C 3P1
City Area Code	604
Local Phone Number	681-0204
Contact Personnel Name	Jacob Kalpakian